Equity - Schedule of changes in restricted share units outstanding (Details) - Restricted share units [Member] - Share	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding, beginning balance	1,379,056	1,928,530
Number of other equity instruments granted	4,933,000	257,976
Number of other equity instruments cancelled		(3,000)
Number of other equity instruments exercised	(118,600)	(802,650)
Number of other equity instruments expired		(1,800)
Number of other equity instruments outstanding, ending balance	6,193,456	1,379,056